Offerings	Oct. 28, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Fee Rate	0.0087%
Offering Note
(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(b) In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), Commvault Systems, Inc. (“Commvault”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Commvault will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
(d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value
Fee Rate	0.0087%
Offering Note
(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Commvault is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Commvault will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
(d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary Shares representing Preferred Stock
Fee Rate	0.0087%
Offering Note
(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Commvault is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Commvault will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
(d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note
(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Commvault is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Commvault will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
(d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note
(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Commvault is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Commvault will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
(d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Contracts
Fee Rate	0.0087%
Offering Note
(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Commvault is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Commvault will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
(d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.

Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Stock Purchase Units
Fee Rate	0.0087%
Offering Note
(a) Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.
(b) In accordance with Rules 456(b) and 457(r) under the Securities Act, Commvault is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. Commvault will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
(c) An indeterminate aggregate initial offering price and number or amount of the securities of the identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
(d) Maximum Aggregate Offering Price exclusive of accrued interest and accumulated dividends, if any, as applicable.